Reportable Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
REPORTABLE SEGMENTS
15.	REPORTABLE SEGMENTS
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company conducts its operations through two operating segments which have been identified as two reportable segments. The reportable segments are consistent with the Company’s strategic focus which is based on the duration of customer contracts.
As of March 31, 2024, and December 31, 2023, the Company’s two operating segments are as follows:

•
Long Term Contracts.
This segment includes Wind for Industry projects, which derive their revenue through PPAs/REAs and the sale of generated renewable energy credits, and Managed HV and NetZero projects, which derive their revenue from other sources, all of which have long-term customer contracts with a contracted delivery period of greater than 10 years.

•
Short Term Contracts.
This segment includes Megawatt Hub projects (which derive their revenue through lease income and Energy Costs), construction, consulting and other sources that have short-term customer contracts with a contracted delivery period of up to 10 years.

See Note 16,
Reportable Segments
, included in the Company’s consolidated financial statements for the year ended December 31, 2023 for additional disclosure of the Company’s segment reporting.
Selected condensed consolidated financial information by segment for the three months ended March 31, 2024, and 2023, shown as follows (with intercompany transactions eliminated in Corporate and eliminations):

	For the Three Months Ended
	March 31, 2024
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Operating revenues	$427,236	$964,806	$—	$1,392,042
Depreciation, amortization, and accretion expense	$839,513	$378,207	$108,774	$1,326,494
Loss from operations	$(768,540)	$(2,177,368)	$(4,478,647)	$(7,424,555)

	For the Three Months Ended
	March 31, 2023
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Operating revenues	$1,384,327	$335,328	$51,662	$1,771,317
Depreciation, amortization, and accretion expense	$704,461	$99,593	$63,487	$867,541
Loss from operations	$236,271	$(778,877)	$(3,757,149)	$(4,299,755)

	As of March 31,
	2024
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Total assets	$49,987,697	$7,935,919	$18,472,681	$76,396,297
Total capital expenditures	$—	$116,919	$27,779	$144,698

	As of December 31,
	2023
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Total assets	$50,777,471	$8,406,573	$16,601,224	$75,785,268
Total capital expenditures	$2,091,966	$2,018,227	$2,756,117	$6,866,310
Refer to Note 6,
Revenues, Disaggregated Revenues
, for information on revenues from external customers.

1 6 .	REPORTABLE SEGMENTS
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company conducts its operations through two operating segments which have been identified as two reportable segments. The reportable segments are consistent with the Company’s strategic focus which is based on the duration of customer contracts.
The marketing strategy outlines the Company’s major business lines and service offerings which are:

•
Wind for Industry: The Company develops and operates
on-site,
megawatt-scale wind power systems for industrial clients through their Project Companies, delivering energy through long-term, fixed-rate agreements.

•
Managed High Voltage (“Managed HV”): The Company modernizes aging industrial high-voltage systems with state-of-the-art,
digital infrastructure. This service enhances
on-site
power distribution efficiency and resilience and facilitates the integration of renewables and other power solutions on-site.

•
Net Zero Projects: These projects aim for balanced annualized grid energy consumption by integrating various renewable energy technologies. Tailored to each commercial and industrial customer, these projects significantly reduce grid reliance, offer price certainty, and minimize carbon footprints.

•	Megawatt Hubs: Designed for emerging energy-intensive industries, these hubs support applications like fleet scale electric vehicle charging, data centers, and digital currency operations.
By categorizing projects based on customer contracts that provide long-term services and short-term services, the Company mirrors the differentiation highlighted in its marketing efforts. This segmentation allows stakeholders to easily recognize the scope and scale of projects undertaken, from long-term, comprehensive energy solutions to shorter-term, flexible projects.

The Company’s CODM is its Chief Executive Officer who is charged with management of the Company and is responsible for the evaluation of operating performance and decision making about the allocation of resources to operating segments based on the duration of contracts. Segment financial performance is evaluated based on revenue generation and operating profit generation or loss.
As of December 31, 2023, and 2022, the Company’s two operating segments are as follows:

•
Long Term Contracts.
This segment includes Wind for Industry projects, which derive their revenue through PPAs/REAs and the sale of generated renewable energy credits, and Managed HV and NetZero projects, which derive their revenue from other sources, all of which have long-term customer contracts with a contracted delivery period of greater than 10 years.

•
Short Term Contracts.
This segment includes Megawatt Hub projects (which derive their revenue through lease income and Energy Costs), construction, consulting and other sources that have short-term customer contracts with a contracted delivery period of up to 10 years.

Costs incurred for general corporate services, including finance, legal, and certain other costs that are provided to the segments are reported within Corporate and eliminations.
Selected consolidated financial information by segment for the years ended December 31, 2023, and 2022, shown as follows (with intercompany transactions eliminated in Corporate and eliminations):

	For the Year Ended December 31, 2023
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Operating revenues	$4,025,202	$1,884,197	$99,589	$6,008,988
Depreciation, amortization, and accretion expense	$2,858,625	$873,811	$269,092	$4,001,528
Loss from operations	$(555,992)	$(4,826,006)	$(12,872,854)	$(18,254,852)

	For the Year Ended December 31, 2022
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Operating revenues	$4,399,220	$3,527,403	$(5,470)	$7,921,153
Depreciation, amortization, and accretion expense	$2,817,765	$411,655	$322,857	$3,552,277
Loss from operations	$(84,150)	$(1,642,740)	$(8,334,163)	$(10,061,053)

	As of December 31, 2023
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Total assets	$50,777,471	$8,406,573	$16,601,224	$75,785,268
Total capital expenditures	$2,091,966	$2,018,227	$2,756,117	$6,866,310

	As of December 31, 2022
	Long Term Contracts	Short Term Contracts	Corporate and Eliminations	Total
Total assets	$44,133,316	$7,246,214	$16,898,426	$68,277,956
Total capital expenditures	$348,183	$5,868,507	$3,942	$6,220,632

In the years ended December 31, 2023, and 2022, the Company had four major customers with revenues exceeding 10% of total operating revenues.

		December 31,
	Segment	2023	2022
Customer A	Long Term Contracts	22%	22%
Customer B	Long Term Contracts	18%	19%
Customer C	Short Term Contracts	*	18%
Customer D	Short Term Contracts	*	17%
Customer E	Long Term Contracts	16%	*
Customer F	Short Term Contracts	15%	*

Total operating revenues from major customers		71%	76%

*	Does not represent 10% or more of operating revenues in the respective year.
The Company’s property and equipment are located in the United States. In addition, the Company’s operations are conducted in the State of Ohio within the United States.
Refer to Note 7,
Revenues, Disaggregated Revenues
, for information on revenues from external customers.